NOTES PAYABLE (Narrative) (Details)	6 Months Ended	12 Months Ended
	Sep. 30, 2017 USD ($) shares	Mar. 31, 2017 USD ($) d $ / mo shares	Mar. 31, 2017 CAD d $ / mo shares
Notes Payable 1		$ 250,000
Notes Payable 2 | shares		20,000	20,000
Notes Payable 3		$ 250,000
Notes Payable 4		15.00%	15.00%
Notes Payable 5		110.00%	110.00%
Notes Payable 6 | d		30	30
Notes Payable 7 | CAD			CAD 10,000
Notes Payable 8		$ 79,000
Notes Payable 9		1	1
Notes Payable 10		$ 13.167
Notes Payable 11		65,833
Notes Payable 12		$ 240,000
Notes Payable 13 | shares		20,000	20,000
Notes Payable 14		$ 200,000
Notes Payable 15 | $ / mo		20,000	20,000
Notes Payable 16		$ 1,500,000
Notes Payable 17		1,000,000
Notes Payable 18		$ 30,000
Notes Payable 19 | shares		1,030,000	1,030,000
Notes Payable 1	$ 1,500,000
Notes Payable 2	1,700,000
Notes Payable 3	1,000,000
Notes Payable 4	$ 30,000
Notes Payable 5 | shares	1,030,000
Notes Payable 6	$ 500,000
Notes Payable 7	295,000
Notes Payable 8	$ 500,000
Notes Payable 9	14,583
Notes Payable 10 | shares	514,583